Cover	Oct. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2023
Entity File Number	001-34911
Entity Registrant Name	NOTOX TECHNOLOGIES CORP.
Entity Central Index Key	0000844538
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	95 Mural Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Richmond Hill
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4B 3G2
City Area Code	519
Local Phone Number	421-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false